Expense Example - Defiance China Robotics ETF - Defiance China Robotics ETF Class	Aug. 10, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	$ 284